Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefits)

The components for the provision for income taxes are as follows:

	Year Ended
	June 30, 2018	June 30, 2017

Current Taxes	$(278,320)	$(305,673)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(278,320)	$(305,673)

Schedule of Difference Between Income Taxes and Provision For Income Taxes

The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30, 2018		June 30, 2017
	Amount	Impact on Rate	Amount	Impact on Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(2,325,482)	(32.22)%	$(1,830,192)	(22.39)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	159,944	2.22%	922,125	11.28%

R&D Refundable Tax Credit	(179,307)	(2.48)%	(305,673)	(3.74)%

Reduction of NOL Carryforward Due to R&D Tax Credit	179,307	2.48%	305,673	3.74%

Change in Federal Tax Rates	(99,013)	(1.37)%	-	0.00%

Change in Deferred Tax Valuation Allowance	1,005,570	13.93%	881,596	10.79%

Foreign Exchange Rate Changes	980,661	13.59%	(279,202)	(3.42)%

Total Income Tax Expense (Benefit)	$(278,320)	(3.86)%	$(305,673)	(3.74)%

Schedule of Deferred Income Taxes

Significant components of the Company’s net deferred income taxes are as follows:

	June 30, 2018	June 30, 2017
Current Deferred Tax Assets
Warrant Derivative Liability	$7,403	$8,460
Provision for Annual Leave	44,969	36,190
Superannuation	4,041	99
Total Current Deferred Tax Assets	$56,413	$44,749

Current Deferred Tax Liabilities
Prepaid Investor Services	$18,378	$16,966
Total Current Deferred Tax Liabilities	$18,378	$16,966

Non-Current Deferred Tax Assets
Prepaid Investor Services	$335,175	$426,664
Capital Raising Costs	23,559	23,325
Legal Costs	23,885	23,648
Intellectual Property	11,760	11,643
Patent Costs	171,195	128,950
Formation Expense	7,208	6,881
Net Operating Loss Carryover	5,668,743	4,215,141
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Total Non-Current Deferred Tax Assets	6,202,146	4,796,873
Deferred Tax Valuation Allowance	(6,276,937)	(4,858,588)
Total Non-Current Deferred Tax Assets	(74,791)	(61,715)

Total Deferred Tax Assets (Net)	$-	$-